Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Group's derivative financial liabilities to the contractual maturity date.
	06.30.2025
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	56,848	34	4,069	3	1	60,955
Borrowings	137,336	49,869	58,279	-	401,644	647,128
Lease liabilities	5,493	2,339	428	389	623	9,272
Derivative Financial Instruments	49	-	-	-	-	49
Total	199,726	52,242	62,776	392	402,268	717,404
	06.30.2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	50,500	650	15	-	-	51,165
Borrowings	252,915	159,391	35,675	63,348	-	511,329
Lease liabilities	1,720	1,812	1,904	1,998	19,049	26,483
Derivative Financial Instruments	6	-	-	-	-	6
Total	305,141	161,853	37,594	65,346	19,049	588,983

Schedule of Group's key metrics in relation to managing its capital structure
	06.30.2025	06.30.2024
Gearing ratio (i)	29.09%	25.37%
Debt ratio (ii)	25.29%	20.23%